Document And Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Mar. 31, 2021
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding (in shares)	48,078,637
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Amendment Flag	false